SCHEDULE OF MINIMUM FUTURE REAL ESTATE LEASE INCOME (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Real Estate [Abstract]
2024	$ 48,767	$ 45,190
2025	4,673
thereafter	9,345
Total	$ 62,785	$ 45,190